Senior Notes' Guarantor and Non-Guarantor Financial Information - Schedule of Condensed Consolidating Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ (61,508)	$ (50,375)	$ 79,089	$ 66,412	$ 62,279
Cash flow from investing activities:
Acquisitions, net of cash acquired		(182,514)	(397,854)	(61,601)	(48,757)
Purchase of property, plant and equipment	(17,708)	(19,941)	(76,162)	(65,999)	(45,488)
Proceeds from the sale of property, plant, and equipment	2,741	2,202	13,366	16,085	8,836
Other	(276)	7	(630)		69
Net cash (used for) provided by investing activities	(15,243)	(200,246)	(461,280)	(111,515)	(85,340)
Cash flow from financing activities:
Proceeds from investment by member	397,975	24,350	27,617
Capital issuance costs	(8,931)
Net proceeds from debt issuance	104,000	306,750	762,250	234,681	726,442
Payments on long-term debt	(106,441)	(54,314)	(389,270)	(188,424)	(697,438)
Payments on acquisition-related liabilities	(4,032)	(638)	(10,935)	(9,801)	(7,519)
Financing costs	(4,055)	(6,309)	(9,085)	(3,864)	(13,081)
Other			(88)	(3)	(702)
Net cash provided by (used for) financing activities	378,516	269,839	380,489	32,589	7,702
Net increase (decrease) in cash	301,765	19,218	(1,702)	(12,514)	(15,359)
Cash - Beginning of period	13,215	14,917	14,917	27,431	42,790
Cash - end of period	314,980	34,135	13,215	14,917	27,431
Issuers [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(37,814)	(10,964)	(40,964)
Cash flow from investing activities:
Acquisitions, net of cash acquired		(182,514)	(181,754)
Purchase of property, plant and equipment	(891)	(1,157)	(4,534)
Net cash (used for) provided by investing activities	(891)	(183,671)	(186,288)
Cash flow from financing activities:
Proceeds from investment by member	397,975	24,350	27,617
Capital issuance costs	(8,931)
Net proceeds from debt issuance	104,000	306,750	762,250
Loans received from and payments made on loans from other Summit Companies	(41,265)	(56,210)	(170,915)
Payments on long-term debt	(105,055)	(51,057)	(380,065)
Payments on acquisition-related liabilities	(166)		(2,000)
Financing costs	(4,055)	(6,309)	(9,085)
Other			(88)
Net cash provided by (used for) financing activities	342,503	217,524	227,714
Net increase (decrease) in cash	303,798	22,889	462
Cash - Beginning of period	10,837	10,375	10,375
Cash - end of period	314,635	33,264	10,837	10,375
Non-Wholly Owned Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		(13,844)	11,776	9,003	12,806
Cash flow from investing activities:
Purchase of property, plant and equipment		(6,448)	(14,941)	(24,896)	(12,174)
Proceeds from the sale of property, plant, and equipment		48		3	69
Other			(1,387)
Net cash (used for) provided by investing activities		(6,400)	(16,328)	(24,893)	(12,105)
Cash flow from financing activities:
Net proceeds from debt issuance					(17)
Loans received from and payments made on loans from other Summit Companies		20,240	5,338	15,502	(295)
Payments on long-term debt			(793)
Net cash provided by (used for) financing activities		20,240	4,545	15,502	(312)
Net increase (decrease) in cash		(4)	(7)	(388)	389
Cash - Beginning of period	2	9	9	397	8
Cash - end of period		5	2	9	397
Wholly Owned Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(26,132)	(22,564)	102,219	44,746	36,649
Cash flow from investing activities:
Acquisitions, net of cash acquired			(216,100)	(61,601)	(48,757)
Purchase of property, plant and equipment	(16,453)	(12,292)	(55,222)	(36,629)	(31,818)
Proceeds from the sale of property, plant, and equipment	2,703	2,083	13,134	16,020	8,577
Other	(276)	7	(597)		69
Net cash (used for) provided by investing activities	(14,026)	(10,202)	(258,785)	(82,210)	(71,929)
Cash flow from financing activities:
Proceeds from investment by member		(1,166)
Loans received from and payments made on loans from other Summit Companies	46,345	38,595	173,166	19,726	39,783
Payments on long-term debt	(2,441)	(3,257)	(8,412)
Payments on acquisition-related liabilities	(3,866)	(638)	(8,935)	(9,801)	(7,519)
Other			(2,000)
Net cash provided by (used for) financing activities	40,038	33,534	153,819	9,925	32,264
Net increase (decrease) in cash	(120)	768	(2,747)	(27,539)	(3,016)
Cash - Beginning of period	695	3,442	3,442	30,981	33,997
Cash - end of period	577	4,210	695	3,442	30,981
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	2,605	(3,183)	8,058	12,895	8,217
Cash flow from investing activities:
Purchase of property, plant and equipment	(364)	(44)	(1,465)	(1,115)	(734)
Proceeds from the sale of property, plant, and equipment	38	71	232	62	190
Net cash (used for) provided by investing activities	(326)	27	(1,233)	(1,053)	(544)
Cash flow from financing activities:
Proceeds from investment by member		1,166	1,354
Loans received from and payments made on loans from other Summit Companies	(3,177)	(298)	(3,017)	(8,891)	(8,793)
Other					(284)
Net cash provided by (used for) financing activities	(3,177)	868	(1,663)	(8,891)	(9,077)
Net increase (decrease) in cash	(898)	(2,288)	5,162	2,951	(1,404)
Cash - Beginning of period	8,793	3,631	3,631	680	2,084
Cash - end of period	7,895	1,343	8,793	3,631	680
Summit Materials LLC (Parent) [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities				(232)	4,845
Cash flow from investing activities:
Purchase of property, plant and equipment				(3,359)	(762)
Net cash (used for) provided by investing activities				(3,359)	(762)
Cash flow from financing activities:
Net proceeds from debt issuance				234,681	726,459
Loans received from and payments made on loans from other Summit Companies				(29,121)	(25,371)
Payments on long-term debt				(188,424)	(697,438)
Financing costs				(3,864)	(13,081)
Other				(3)	(656)
Net cash provided by (used for) financing activities				13,269	(10,087)
Net increase (decrease) in cash				9,678	(6,004)
Cash - Beginning of period		10,375	10,375	697	6,701
Cash - end of period				10,375	697
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(167)	180	(2,000)		(238)
Cash flow from investing activities:
Other			1,354
Net cash (used for) provided by investing activities			1,354
Cash flow from financing activities:
Proceeds from investment by member			(1,354)
Loans received from and payments made on loans from other Summit Companies	(1,903)	(2,327)	(4,572)	2,784	(5,324)
Payments on long-term debt	1,055
Other			2,000		238
Net cash provided by (used for) financing activities	(848)	(2,327)	(3,926)	2,784	(5,086)
Net increase (decrease) in cash	(1,015)	(2,147)	(4,572)	2,784	(5,324)
Cash - Beginning of period	(7,112)	(2,540)	(2,540)	(5,324)
Cash - end of period	$ (8,127)	$ (4,687)	$ (7,112)	$ (2,540)	$ (5,324)